UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.        Name and address of issuer:

         PPM America Funds
         225 West Wacker Drive, Suite 1200
         Chicago, IL 60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes): []

         PPM America Value Equity Fund
         PPM America Small Cap Value Equity Fund

3.        Investment Company Act File Number:

         811-09001

         Securities Act File Number:

         333-63295

4(a). Last day of fiscal year for which this Form is filed:

         December 31, 1998

4(b).    []       Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.).
                  (See Instruction A.2)

4(c).    []       Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant to
                  section 24(f): .........................          $ 15,113,704

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year: .                   $ 0

         (iii)    Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to the
                  Commission: ............................                   $ 0

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]: ...............                 - $ 0

         (v) Net sales -- if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]: ............................          $ 15,113,704

         (vi)     Redemption credits available for use in
                  future years -- if Item 5(i) is less
                  than Items 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]: .......................                $( 0 )

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9): .............            x 0.000278

         (viii)   Registration fee due [multiply Item 5(v)
                  by item 5(vii)] (enter "0" if no fee is
                  due): ..................................          = $ 4,201.61

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         __________.

7.       Interest due -- if this Form is being filed more
         than 90 days after the end of the issuer's fiscal
         year (see Instruction D): .......................                 + $ 0

8.       Total of the amount of the  registration  fee due
         plus any interest due [line 5(viii) plus line 7]:          = $ 4,201.61

9.       Date the  registration  fee and any  interest
         payment  was sent to the Commission's lockbox
         depository: .....................................        March 26, 1999

                  Method of Delivery:
                             [X] Wire Transfer
                             [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Mark Mandich
                            ----------------------------------------------------
                            Mark Mandich, Chief Financial Officer
                            ----------------------------------------------------

Date:  March 26, 1999
       --------------

  *Please print the name and title of the signing officer below the signature.